Long-Term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt and capital lease obligations consist of the following (in thousands):

	December 31, 2013	December 31, 2012
Capital lease obligations	$8,238	$—
2017 Notes	263,395	254,717
2014 Notes	3,768	3,768
	275,401	258,485
Less: current portion	(4,174)	—
	$271,227	$258,485

Components Of Convertible Debt
The components of the 2017 Notes were as follows (in thousands):

	December 31, 2013	December 31, 2012
Principal amount of 2017 Notes	$300,000	$300,000
Unamortized debt discount	(36,605)	(45,283)
Net carrying amount of 2017 Notes	$263,395	$254,717

Schedule of Maturities of Long-term Obligations	Aggregate annual maturities of our long-term obligations at December 31, 2013, excluding capital lease obligations, are as follows (in thousands):

2014	$3,768
2015	—
2016	—
2017	300,000
2018	—
$303,768

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
At December 31, 2013, future minimum lease payments under capital lease obligations, together with the present value of the net minimum lease payments, are as follows (in thousands):

2014	$419
2015	915
2016	948
2017	982
2018	1,016
Thereafter	6,012
Total minimum payments	10,292
Less amount representing interest	(2,054)
Present value of minimum lease payments	8,238
Current portion	(406)
Long-term portion	$7,832